Commitments and contingencies (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Commitments and contingencies
Commitments on purchase of cabinets and power banks	¥ 0	¥ 0